Balance Sheet (Parentheticals) - $ / shares	Sep. 30, 2020	Mar. 09, 2020	Jan. 31, 2020	Dec. 31, 2019	Jul. 07, 2019
Preferred stock, par value (in dollars per share)	$ 0.01			$ 0.01
Preferred stock, shares authorized (in shares)	100,000,000			100	100
Preferred stock, shares issued (in shares)	1,645,000			0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000			900	900
Common stock, shares issued (in shares)	5,236,489			10